OTHER GAINS AND CHARGES (Tables)	12 Months Ended
Jun. 26, 2013
Disclosure Other Gains And Charges [Abstract]
Schedule Of Other Gains And Charges

	2013	2012	2011
Loss on extinguishment of debt	$15,768	$0	$0
Gain on the sale of assets, net (see Note 3)	(11,228)	(3,306)	(2,100)
Restaurant impairment charges	5,276	3,139	1,937
Restaurant closure charges	3,637	4,655	4,515
Severance and other benefits	2,235	0	5,034
Impairment of liquor licenses	170	2,641	0
Other	1,442	1,845	1,397
	$17,300	$8,974	$10,783